Summary of significant accounting policies (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2016 USD ($) ¥ / $	Jun. 30, 2015 USD ($) ¥ / $	Dec. 31, 2015 ¥ / $	Feb. 01, 2016	Nov. 21, 2014	Dec. 06, 2013 USD ($)	May 03, 2013 USD ($)
Accounting Policies [Abstract]
Period end RMB: US$ exchange rate | ¥ / $	6.1136	6.6312	6.4936
Period average RMB: US$ exchange rate | ¥ / $	6.5309	6.1287	6.2272
Debt Instrument [Line Items]
Proceeds from issuance of convertible note and sale of common shares	$ 0
Total redemption amount	$ 41,075,118	$ 6,925,120
May 2018 Senior Secured Notes due on May 3, 2018 at 13.25% [Member]
Debt Instrument [Line Items]
Debt issuance date	May 03, 2013
Debt instrument, aggregate principal amount							$ 200,000,000
Maturity date	May 03, 2018
Interest rate	13.25%
Fixed charge coverage ratio	1.0			3.0
June 2019 Senior Secured Notes due on June 6, 2019 at 13% [Member]
Debt Instrument [Line Items]
Debt issuance date	Dec. 06, 2013
Debt instrument, aggregate principal amount						$ 200,000,000
Maturity date	Jun. 06, 2019
Interest rate	13.00%
Fixed charge coverage ratio	1.0			3.0
Convertible Note due in September 19, 2018 at 5% [Member] | Minimum [Member]
Debt Instrument [Line Items]
Fixed charge coverage ratio					3.0